Liabilities at fair value through profit or loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets And Liabilities At Fair Value Through Profit Or Loss
Derivative financial instruments	R$ 13,341,324	R$ 14,265,283
Total	R$ 13,341,324	R$ 14,265,283